Stock Options (Tables)	12 Months Ended
Dec. 28, 2013
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted-Average
	Shares	Exercise Price
Options outstanding, December 31, 2011	5,281,945	$1.48
Options exercised during the year	(821,229)	1.06
Options granted during the year	1,974,500	2.25
Options cancelled during the year	(19,173)	1.93
Options outstanding, December 31, 2012	6,416,043	1.77
Options exercised during the year	(196,000)	0.98
Options granted during the year	285,000	2.25
Options cancelled/expired during the year	(36,244)	2.09
Options outstanding, December 28, 2013	6,468,799	1.81

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
December 28, 2013
Options Outstanding				Options Exercisable
Weighted
		Average	Weighted		Weighted
Range of		Remaining	Average		Average
Exercise	Number	Contractual	Exercise	Number	Exercise
Prices	Outstanding	Life (yr.)	Price	Exercisable	Price
$0.87 - $3.05	6,468,799	2.46	$1.81	6,301,720	$1.81

December 31, 2012
Options Outstanding				Options Exercisable
Weighted
		Average	Weighted		Weighted
Range of		Remaining	Average		Average
Exercise	Number	Contractual	Exercise	Number	Exercise
Prices	Outstanding	Life (yr.)	Price	Exercisable	Price
$0.87 - $3.05	6,416,043	4.98	$1.77	4,304,990	$1.69

Original 2011 Fixed Share Option Plan [Member]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Year ended
December 31, 2012
Risk-free interest rates	0.78% to 0.92%
Volatility factor	88% to 89%
Expected life of options, in years	5
Weighted average fair value of options granted	$2.14

Amended 2011 Fixed Share Option Plan [Member]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Year ended	Year ended
	December 28, 2013	December 31, 2012
Risk-free interest rates	0.75% to 0.90%	0.18% to 0.39%
Volatility factor	63% to 66%	74% to 75%
Expected life of options, in years	4.20	4.17
Weighted average fair value of options granted	$1.15	$1.34

2010 Fixed Share Option Plan [Member]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Year ended
December 31, 2012
Risk-free interest rates	0.90% to 0.1.56%
Volatility factor	68% to 91%
Expected life of options, in years	5
Weighted average fair value of options granted	$1.66